UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows from Operating Activities:
Net income (loss)	$ (310)	$ 104,183	$ 391,293	$ (487,989)
Formation costs paid by related party	310
Adjustments to reconcile net income to net cash used in operating activities:
Increase (decrease) in fair value of warrants		(1,675,000)	(800,000)	(475,000)
Interest earned on marketable securities held in Trust Account		(342,986)	(5,084)	(6,299)
Changes in current assets and current liabilities:
Prepaid expenses		10,611	(126,319)	(71,319)
Accrued offering costs and expenses		1,152,511	10,156	325,641
Income tax payable		8,083	0
Due to related party		90,000	81,643	111,643
Net cash used in operating activities		(652,598)	(448,311)	(603,323)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account		0	(57,500,000)	(57,500,000)
Net cash used in investing activities		0	(57,500,000)	(57,500,000)
Cash flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' fees		0	56,350,000	56,350,000
Proceeds from private placement		0	2,500,000	2,500,000
Proceeds from issuance of promissory note to related party	80,000	399,380	0
Repayment of promissory note to related party		0	(80,000)	(80,000)
Payments of offering costs	(54,575)	0	(317,910)	(362,910)
Net cash provided by financing activities	25,425	399,380	58,452,090	58,407,090
Net change in cash	25,425	(253,218)	503,779	303,767
Cash, beginning of the period	0	329,192	25,425	25,425
Cash, end of the period	25,425	75,974	529,204	329,192
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs paid by Sponsor in exchange for issuance of common stocks	25,000
Fair value of representative shares included in deferred offering costs	$ 2,000
Initial value of Common stock subject to possible redemption		0	50,150,000	50,150,000
Remeasurement in value of Common stock subject to possible redemption		28,802	7,355,084	7,350,000
Initial fair value of warrant liabilities		$ 0	$ 2,450,000	$ 2,450,000